1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

ALLISON M. FUMAI allison.fumai@dechert.com
+1 212 698 3526 Direct
+1 212 698 3599 Fax
June 10, 2020
VIA EDGAR

Re:     VanEck Vectors ETF Trust
Securities Act File No. 333-123257
Post-Effective Amendment No. 2,668
Investment Company Act File No. 811-10325
Amendment No. 2,672
Ladies and Gentlemen:
On behalf of VanEck Vectors ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 2,668 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and Amendment No. 2,672 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A. This filing is to amend the Registration Statement for VanEck Vectors CEF Municipal Income ETF (the “Fund”), filed on August 26, 2019 (0001137360-19-000057), reflecting changes relating to the Fund’s fee structure and revising the applicable disclosure with respect to the Fund to reflect these changes. This filing should have no effect on the other existing series of the Trust. No fees are required in connection with this filing.
Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Allison M. Fumai at (212) 698-3526 or Brian Roe at (212) 649-8707.
Very truly yours,

/s/ Allison M. Fumai
Allison M. Fumai